RELATED-PARTY AND PARTY-IN-INTEREST TRANSACTIONS	12 Months Ended
Dec. 31, 2025
EBP 005
EBP, Related Party and Party-in-Interest Transactions [Line Items]
RELATED-PARTY AND PARTY-IN-INTEREST TRANSACTIONS

6.	RELATED-PARTY AND PARTY-IN-INTEREST TRANSACTIONS

As of December 31, 2025 and 2024, the Plan held 130,321 shares and 143,580 shares, respectively, of Snap-on common stock valued at $44,908,616 and $48,742,538, respectively. During the years ended December 31, 2025 and 2024, Plan purchases of Snap-on common stock totaled $6,071,768 and $5,608,061, respectively, and Plan sales of Snap-on common stock totaled $12,137,318 and $13,370,362, respectively. These investments, as well as the transactions in these investments, qualify as party-in-interest transactions, which are exempt from the prohibited transactions of ERISA. The Plan also invests in common collective trust funds and mutual funds managed by the Plan’s Trustee.

Fees incurred by the Plan for investment fund management expenses related to party-in-interest transactions are included in net appreciation in fair value of the investment. Additional party-in-interest transactions include payments for recordkeeping, consulting, audit, and other administrative expenses that are made to various service providers. The above party-in-interest transactions, as well as notes receivable from participants, are not considered prohibited transactions by statutory exemptions under ERISA regulations.